Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net
Property, equipment and software, net consisted of the following:

	As of December 31,
	2023	2024
	(in thousands)
Cost
Building	42,041	41,484
Building improvements	1,130	1,632
Leasehold improvements	156	148
Computers and electronic equipment	5,515	9,836
Furniture	980	1,155
Motor vehicles	351	358
Software	5,308	5,524
Construction in progress (Note a)	—	107,942

Total cost	55,481	168,079
Less: Accumulated depreciation and amortization	(6,297)	(10,804)
Provision for the impairment of property, equipment and software	—	(210)

Property, equipment and software, net	49,184	157,065

Depreciation expenses recognized for the years ended December 31, 2022, 2
023
and 2024 are summarized as follows:

	For the year ended December 31,
	2022	2023	2024
	(in thousands)
Research and development expenses	1,611	3,491	3,841
Sales and marketing expenses	40	115	171
General and administrative expenses	156	224	495

Total	1,807	3,830	4,507